Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

 The results of historical periods are not necessarily indicative of future results.

	December 31, 2013	September 30, 2013	June 30, 2013	March 31, 2013
	(in thousands, except per share data)
Revenue	$31,978	$27,195	$26,579	$25,842
Gross profit	26,592	23,102	22,410	21,543
Operating loss	(905)	(906)	(235)	(278)
Net loss	(15,105)	(7,984)	(2,959)	(1,887)
Net loss per common share	$(0.69)	$(1.68)	$(0.62)	$(0.41)

	December 31, 2012	September 30, 2012	June 30, 2012	March 31, 2012
	(in thousands, except per share data)
Revenue	$24,966	$20,948	$22,379	$22,625
Gross profit	20,905	17,371	18,937	18,935
Operating income (loss)	180	(764)	(743)	53
Net loss	(2,426)	(3,050)	(2,099)	(2,126)
Net loss per common share	$(0.52)	$(0.66)	$(0.45)	$(0.46)